CURRENT/NON-CURRENT DISTINCTION (Tables)	12 Months Ended
Dec. 31, 2020
CURRENT/NON-CURRENT DISTINCTION
Summary of Assets and Liability

	12/31/2020			12/31/2019
	No more than			No more than
	12 months	More than 12		12 months	More than 12
	after the	months after		after the	months after
	reporting	the reporting		reporting	the reporting
ASSETS	period	period	Total	period	period	Total
Cash and due from banks	36,674,869	—	36,674,869	35,945,335	—	35,945,335
Cash	12,792,522	—	12,792,522	11,913,814	—	11,913,814
Argentine Central Bank	19,623,684	—	19,623,684	21,683,569	—	21,683,569
Other local financial institutions	4,106,336	—	4,106,336	2,307,232	—	2,307,232
Others	152,327	—	152,327	40,720	—	40,720
Debt Securities at fair value through profit or loss	9,871,903	—	9,871,903	773,961	—	773,961
Derivatives	143,944	—	143,944	350,680	—	350,680
Reverse Repo transactions	22,354,735	—	22,354,735	—	—	—
Other financial assets	4,285,221	—	4,285,221	2,854,686	—	2,854,686
Loans and other financing	75,152,213	30,242,973	105,395,186	84,171,764	35,645,583	119,817,347
To the non-financial public sector	12,632	10,898	23,530	9,557	29,750	39,307
To the financial sector	12,062	0	12,062	44,746	43,095	87,841
To the Non-Financial Private Sector and Foreign residents	75,127,519	30,232,075	105,359,594	84,117,461	35,572,738	119,690,199
Other debt securities	28,836,567	12,023,408	40,859,975	13,759,182	479,158	14,238,340
Financial assets in guarantee	4,904,935	—	4,904,935	7,261,336	—	7,261,336
Current income tax assets	—	—	—	139,487	—	139,487
Inventories	70,964	—	70,964	60,521	—	60,521
Investments in equity instruments	19,954	96,374	116,328	—	19,848	19,848
Property, plant and equipment	—	7,103,638	7,103,638	—	5,448,454	5,448,454
Investment Property	—	5,997,945	5,997,945	—	5,520,143	5,520,143
Intangible assets	—	6,782,538	6,782,538	—	5,919,425	5,919,425
Deferred income tax assets	451,540	2,864,345	3,315,885	211,921	2,063,254	2,275,175
Other non-financial assets	717,343	635,537	1,352,880	1,027,614	767,863	1,795,477
TOTAL ASSETS	183,484,188	65,746,758	249,230,946	146,556,487	55,863,728	202,420,215

	12/31/2020			12/31/2019
	No more than			No more than
	12 months	More than 12		12 months	More than 12
	after the	months after		after the	months after
	reporting	the reporting		reporting	the reporting
LIABILITIES	period	period	Total	period	period	Total
Deposits	178,641,218	376	178,641,594	121,174,622	1,633	121,176,255
Non-financial public sector	7,911,255	—	7,911,255	7,447,131	—	7,447,131
Financial sector	57,416	—	57,416	38,253	—	38,253
Non-financial private sector and foreign residents	170,672,547	376	170,672,923	113,689,238	1,633	113,690,871
Liabilities at fair value through profit or loss	2,002,005	—	2,002,005	258,060	—	258,060
Derivatives	1,995	—	1,995	0	—	—
Repo Transactions	—	—	—	435,401	—	435,401
Other financial liabilities	6,814,747	714,142	7,528,889	11,646,963	763,021	12,409,984
Financing received from the Argentine Central Bank and other financial institutions	5,522,424	329,868	5,852,292	11,827,975	448,635	12,276,610
Unsubordinated negotiable Obligations	3,155,866	1,070,882	4,226,748	5,830,502	2,455,661	8,286,163
Current income tax liability	1,288,267	—	1,288,267	—	—	—
Subordinated negotiable obligations	1,140,469	—	1,140,469	1,790,228	1,095,800	2,886,028
Provisions	42,181	638,911	681,092	29,570	892,126	921,696
Deferred income tax liability	42,005	—	42,005	689,268	—	689,268
Other non-financial liabilities	10,325,372	1,820,730	12,146,102	8,886,616	2,289,048	11,175,664
TOTAL LIABILITIES	208,976,549	4,574,909	213,551,458	162,569,205	7,945,924	170,515,129